Debt (Details) - Part 2 - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 16, 2022	Oct. 31, 2022	Dec. 31, 2021	Aug. 25, 2021	Jan. 11, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2021
Debt (Details) - Part 2 [Line Items]
Amortization of debt issuance costs								$ 128,583	$ 104,878	$ 189,414	$ 9,460
First South National Bank [Member]
Debt (Details) - Part 2 [Line Items]
Amortization of debt issuance costs						$ 3,482	$ 517	$ 10,389	$ 1,536
First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - Part 2 [Line Items]
Long term debt fixed interest rate percentage			4.35%		4.35%						4.35%
First South National Bank [Member] | Amendment Agreement [Member] | Commercial Loan Two [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal					$ 1,278,400
Long term debt fixed interest rate percentage			4.35%								4.35%
Long term debt maturity date			Jan. 25, 2031		Jan. 25, 2031						Jan. 25, 2031
Debt instrument periodic payment of principal and interest					$ 13,157
Debt instrument periodic payment of principal and interest			$ 10,085								$ 10,085
Amortization of debt issuance costs										1,017	861
Acquisition Of Kuai Veterinary Clinic [Member] | Commercial Loan Three [Member] | First South National Bank [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal					450,000
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member]
Debt (Details) - Part 2 [Line Items]
Amortization of debt issuance costs										$ 660	$ 615
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal					$ 1,105,000
Long term debt fixed interest rate percentage			4.35%		4.35%					4.35%	4.35%
Long term debt maturity date					Feb. 25, 2041					Feb. 25, 2041
Debt instrument periodic payment of principal and interest					$ 6,903
Debt instrument periodic payment of principal and interest			$ 13,264								$ 13,264
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal				$ 469,914						$ 469,914
Long term debt fixed interest rate percentage			5.05%		5.05%						5.05%
Long term debt maturity date					Feb. 25, 2023							Feb. 25, 2023
Debt instrument periodic payment of principal and interest			$ 27,164	$ 27,164
Debt instrument periodic payment of principal and interest			$ 753								$ 753
Amortization of debt issuance costs										$ 377	319
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal		$ 2,086,921
Long term debt fixed interest rate percentage										5.97%
Long term debt maturity date										Oct. 31, 2025
Debt instrument periodic payment of principal and interest		23,138
Debt instrument periodic payment of principal and interest										$ 25,575
Final monthly payment										1,608,530
Amortization of debt issuance costs										$ 1,423	0
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal		400,000
Long term debt fixed interest rate percentage										5.97%
Long term debt maturity date										Oct. 31, 2042
Debt instrument periodic payment of principal and interest		2,859
Debt instrument periodic payment of principal and interest										$ 3,277
Amortization of debt issuance costs										$ 27	0
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal		700,000
Long term debt fixed interest rate percentage										6.75%
Long term debt maturity date										Apr. 01, 2023
Debt instrument periodic payment of principal and interest		$ 6,903
Debt instrument periodic payment of principal and interest										$ 0
Final monthly payment										$ 423,278
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan One [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal	$ 568,000
Long term debt fixed interest rate percentage										6.50%
Long term debt maturity date										Dec. 16, 2025
Debt instrument periodic payment of principal and interest	4,772
Debt instrument periodic payment of principal and interest										$ 4,531
Final monthly payment										593,039
Amortization of debt issuance costs										$ 62	0
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member]
Debt (Details) - Part 2 [Line Items]
Original Principal	$ 640,000
Long term debt fixed interest rate percentage	6.50%									6.50%
Long term debt maturity date	Dec. 16, 2025
Debt instrument periodic payment of principal and interest										$ 5,077
Amortization of debt issuance costs										$ 69	$ 0
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member] | Upto Twelve Months [Member]
Debt (Details) - Part 2 [Line Items]
Debt instrument periodic payment of principal and interest	$ 2,830
Old Fourty One Practise Acquistion [Member] | First South National Bank [Member] | Commercial Loan Two [Member] | After Twelve Months [Member]
Debt (Details) - Part 2 [Line Items]
Debt instrument periodic payment of principal and interest	$ 7,443